UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                          Report for the Calendar Year or Quarter Ended: 9/30/99 Check here if Amendment [ ]; Amendment Number:
                                         This Amendment (check only one.):
                                                  |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Simms Capital Management Inc.
Address:  55 Railroad Avenue, Greenwich CT 06830

Form 13F File Number:  28-05860

                           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Arthur O. Poltrack
      --------------------------
Title:  Chief Financial Officer
      --------------------------
Phone:  (203) 861-8565
      --------------------------
Signature, Place, and Date of Signing:
/s / Arthur O. Poltrack

Greenwich, Connecticut
--------------------------
October 25, 1999
--------------------------
Report Type (Check only one):
|X|  13F HOLDINGS REPORT
|_|  13F NOTICE
|_|  13F COMBINATION REPORT


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

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     66


Form 13F Information Table Value Total:     $ 1,041,178 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      NONE


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

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
     Column 1                   Column 2       Column 3  Column 4            Column 5          Column 6   Column 7    Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          Value       Shrs or     SH/  Put/   Investment   Other       Voting
 Name of Issuer              Title of class     CUSIP    (x$1000)      prn amt     PRN  Call   discretion  managers     authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
NOKIA ADR A                  Common Stocks     654902204 40,553      451,212       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
NIPPON T&T ADR               Common Stocks     654624105 38,354      621,743       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
FUJITSU LTD ADR              Common Stocks     359590304 31,329      201,960       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
ITO YOKADO ADR               Common Stocks     465714301 30,833      380,650       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TREND MICRO INC ADR          Common Stocks     89486M107 29,207    2,225,300       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE ADR                 Common Stocks     92857T107 29,076      122,298       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
WPP GROUP PLC                Common Stocks     929309300 28,105      302,200       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEM              Common Stocks     866810104 27,988      300,950       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
ADECCO SA ADR                Common Stocks      6754105  26,939      382,119       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                Common Stocks     17275R102 26,097      380,638       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
KONINKLIJKE PHILIPS ELECT    Common Stocks     500472204 26,055      257,967       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
AHOLD NV-ADR                 Common Stocks     500467303 25,699      775,820       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
CANON INC ADR                Common Stocks     138006309 25,219      851,285       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS ADS "A"             Common Stocks    6.738E+207 22,641      190,262       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               Common Stocks     594918104 22,489      248,330       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC                Common Stocks     284131208 22,047      656,886       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP                Common Stocks     681919106 20,768      262,268       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS                Common Stocks     268648102 20,443      286,410       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
IBM                          Common Stocks     459200101 18,988      156,925       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES              Common Stocks     931142103 18,921      397,810       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
ALLIED-SIGNAL                Common Stocks     19512102  18,865      314,740       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TANDY CORP                   Common Stocks     875382103 18,357      355,144       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD                Common Stocks     902124106 18,092      175,230       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE               Common Stocks     02364J104 17,255      165,810       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
LUXOTTICA ADS                Common Stocks     55068R202 16,904      886,765       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                 Common Stocks     401698105 16,405      305,920       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
STMICROELECTRNC              Common Stocks     861012102 15,989      215,890       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
ROCHE HOLD ADR               Common Stocks     771195104 15,716      136,659       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------


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

------------------------------------------------------------------------------------------------------------------------------------
     Column 1                   Column 2       Column 3  Column 4            Column 5          Column 6   Column 7    Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          Value       Shrs or     SH/  Put/   Investment   Other       Voting
 Name of Issuer              Title of class     CUSIP    (x$1000)      prn amt     PRN  Call   discretion  managers     authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                    Common Stocks     55262L100 14,876      652,086       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
AXA-SPON ADR                 Common Stocks     54536107  14,138      221,552       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
HITACHI ADR                  Common Stocks     433578507 13,869      127,095       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL ADR      Common Stocks     881624209 13,798      274,240       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
HELLENIC TELECO              Common Stocks     423325307 13,798    1,233,300       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                   Common Stocks     313586109 13,172      210,116       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA SA                Common Stocks     879382208 13,169      274,355       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK HLDG                 Common Stocks     529771107 13,013      159,910       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH              Common Stocks     806605101 12,936      296,536       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
AFLAC                        Common Stocks      1055102  12,914      308,388       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TELE DANMARK                 Common Stocks     879242105 12,898      435,390       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GRP NV                 Common Stocks     401566104 12,892      151,450       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   Common Stocks     717081103 12,857      358,380       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
EISAI CO LTD SPONS ADR       Common Stocks     282579309 12,764      537,430       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
FRESENIUS MED                Common Stocks     358029106 12,303      551,380       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC.                 Common Stocks     786514208 12,229      321,280       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
GENL ELECTRIC                Common Stocks     369604103 12,069      101,796       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGY            Common Stocks     549463107 12,023      185,332       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
BK OF TOKYO-MTS              Common Stocks     65379109  11,686      763,160       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
TEL MEX ADR-L-               Common Stocks     879403780 11,210      157,335       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                     Common Stocks     00130H105 11,155      189,063       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
MATAV RT-SP ADR              Common Stocks     559776109 10,495      385,150       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
DIXONS GROUP PLC-ADR         Common Stocks     255875205 10,490      191,170       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
KOREA TELECOM CORP ADR       Common Stocks     50063P103 10,165      274,720       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
DASSAULT SYS AD              Common Stocks     237545108 10,106      258,720       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                   Common Stocks     458140100  9,976      134,250       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC.              Common Stocks     204912109  9,643      157,760       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS                  Common Stocks     206197105  9,192      445,690       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER                Common Stocks     247025109  8,263      197,620       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND            Common Stocks     75896100   8,212      235,050       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
ALLIED IRISH AD              Common Stocks     19228402   8,145      320,190       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------


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

------------------------------------------------------------------------------------------------------------------------------------
     Column 1                   Column 2       Column 3  Column 4            Column 5          Column 6   Column 7    Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          Value       Shrs or     SH/  Put/   Investment   Other       Voting
 Name of Issuer              Title of class     CUSIP    (x$1000)      prn amt     PRN  Call   discretion  managers     authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
THRUSTMASTER                 Common Stocks     886027101  3,106      194,100       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
SEATTLE FILMWORKS            Common Stocks     812572105  2,210      543,894       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION    Common Stocks     659424105    812       41,649       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
SAP AG ADR                   Common Stocks     803054204    701       18,560       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
REUNION INDUSTRIES           Common Stocks     761312107    338      130,200       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
CIA TELEC CHILE              Common Stocks     204449300    215       11,912       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------
DEVLIEG BULLARD              Common Stocks     251782108      7       30,000       SH            SOLE               ALL   0       0
------------------------------------------------------------------------------------------------------------------------------------


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